Government assistance	12 Months Ended
Dec. 31, 2023
Government Assistance [Abstract]
Government assistance

Note 11.      Government assistance

WISeKey Semiconductors SAS is eligible for research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2023 and December 31, 2022, the receivable balances in respect of these research tax credits owed to the Group were respectively USD 1,718,248 and USD 692,314. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first. However, due to administrative delays, the R&D tax credit due at December 31, 2022 was not paid in full in 2023, therefore the balance as at December 31, 2023 is the aggregate of USD 1,052,514 (at closing rate) tax credit earned in relation to the year 2023 and USD 665,734 (at closing rate) in relation to prior periods. Refundable R&D tax credits are considered to be government assistance in line with ASC 832.